RELATED PARTY TRANSACTIONS - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
RELATED PARTY TRANSACTIONS
Due to related parties, current:	¥ 110,324	$ 15,776	¥ 136,706
Due to related parties, non-current	75,830	10,843	67,827
Related party
RELATED PARTY TRANSACTIONS
Due from related parties, current:	110,860	15,852	119,969
Due to related parties, current:	122,643	17,538	117,630
Due to related parties, non-current	103,216	14,760	95,493
Due to related parties, non-current, due within 1 year	47,356	6,772	17,517
Allowance for doubtful accounts	93,692	13,398	76,988
Related party | Guangdong Proton International Hospital Management Co., Ltd
RELATED PARTY TRANSACTIONS
Due from related parties, current:	109,899	15,715	119,254
Related party | Shanghai Changshengshu Management Co. Ltd.
RELATED PARTY TRANSACTIONS
Due from related parties, current:	961	137	715
Related party | Cherrylane Investment Limited
RELATED PARTY TRANSACTIONS
Due to related parties, current:	2,005	287	1,907
Due to related parties, non-current, due within 1 year	517	74	4,190
Related party | Zhejiang Marine Leasing Ltd
RELATED PARTY TRANSACTIONS
Due to related parties, non-current	103,216	14,760	63,303
Due to related parties, non-current, due within 1 year	16,839	2,408	13,327
Related party | Daketala International Investment Holdings Ltd.
RELATED PARTY TRANSACTIONS
Due to related parties, current:	0	0	30
Due to related parties, non-current	0	0	2,190
Related party | Shanghai Huifu Technology Development Co., Ltd.
RELATED PARTY TRANSACTIONS
Due to related parties, current:	120,638	17,251	115,693
Related party | Shijiazhuang Gaoxin Oncology Hospital Co., Ltd.
RELATED PARTY TRANSACTIONS
Due to related parties, non-current	0	0	30,000
Due to related parties, non-current, due within 1 year	¥ 30,000	$ 4,290	¥ 0